FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET [Abstract]
Operating lease rental revenue	$ 96,100	$ 302,500
Amount from leases with variable rates	16,800	54,900
Future Minimum Rental Payments Due [Abstract]
October 1 through December 31, 2019	83,271	83,271
2020	309,754	309,754
2021	270,588	270,588
2022	223,538	223,538
2023	181,768	181,768
2024	167,551	167,551
Thereafter	384,096	384,096
Future minimum rental payments under operating leases	$ 1,620,566	$ 1,620,566
Contracted Future Minimum Rental Payments Due [Abstract]
2019			$ 403,535
2020			372,432
2021			323,232
2022			272,427
2023			227,535
Thereafter			661,006
Future minimum rental payments under operating leases			$ 2,260,167